Loan receivables in the financial services segment - Summary of Loans and advances (Details) - Loan receivables in the financial services segment - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Loan Receivables [Line Items]
Financial assets at amortised cost	$ 2,165	$ 1,180
Individuals
Disclosure of Loan Receivables [Line Items]
Financial assets at amortised cost	1,390	872
Businesses
Disclosure of Loan Receivables [Line Items]
Financial assets at amortised cost	$ 775	$ 308